Goodwill and Intangibles (Intangible Amortization) (Details) $ in Millions	Dec. 31, 2016 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2016	$ 38
2017	38
2018	38
2019	38
2020	38
Thereafter	302
Intangibles, net	$ 492